UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2007

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock Latin America Fund, Inc.

Consolidated Schedule of Investments as of                     (in U.S. dollars)
August 31, 2007 (Unaudited)

                                                       Shares
Country           Industry                               Held   Common Stocks                                           Value
---------------------------------------------------------------------------------------------------------------------------------
Argentina - 2.7%  Commercial Banks - 0.1%              27,500   Banco Macro Bansud SA (a)                           $     750,475
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 2.6%              316,000   Tenaris SA (a)                                         14,829,880
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Argentina                       15,580,355
---------------------------------------------------------------------------------------------------------------------------------
Brazil - 64.6%    Airlines - 0.5%                     114,000   Tam SA (Preference Shares) (a)(e)                       2,640,240
                  ---------------------------------------------------------------------------------------------------------------
                  Apparel, Accessories & Luxury        12,284   Empresa Nacional de Comercio Redito e Participacoes
                  Goods - 0.0%                                  SA (Preference Shares) (c)                                125,157
                  ---------------------------------------------------------------------------------------------------------------
                  Banks - 11.9%                     1,469,000   Banco Bradesco SA (a)(e)                               36,254,920
                                                      381,000   Banco Itau Holding Financeira SA (a)(e)                16,584,930
                                                       81,200   Banco Sofisa SA (c)                                       600,102
                                                       51,500   Bco Abc Brazil SA (c)                                   2,426,695
                                                      112,000   Uniao de Bancos Brasileiros SA (a)(e)                  12,496,960
                                                                                                                    -------------
                                                                                                                       68,363,607
                  ---------------------------------------------------------------------------------------------------------------
                  Beverages - 4.2%                     25,000   Cia de Bebidas das Americas (a)                         1,690,000
                                                      323,000   Cia de Bebidas das Americas (Preference Shares) (a)    22,600,310
                                                                                                                    -------------
                                                                                                                       24,290,310
                  ---------------------------------------------------------------------------------------------------------------
                  Building Products - 0.6%            148,000   Duratex SA (Preference Shares)                          3,614,760
                  ---------------------------------------------------------------------------------------------------------------
                  Car Rental - 0.3%                   165,000   Localiza Rent A Car SA                                  1,644,113
                  ---------------------------------------------------------------------------------------------------------------
                  Cosmetics & Toiletries - 0.2%       100,500   Natura Cosmeticos SA                                    1,093,616
                  ---------------------------------------------------------------------------------------------------------------
                  Education - 0.3%                    139,000   Estacio Participacoes SA (c)                            1,516,106
                  ---------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 3.3%           368,000   Cia Energetica de Minas Gerais (a)(e)                   6,992,000
                                                  226,000,000   Cia Energetica de Sao Paulo (Preference Shares) (c)     3,766,667
                                                      141,000   EDP - Energias do Brasil SA                             2,212,018
                                                      117,000   Equatorial Energia SA                                   1,084,128
                                                      122,000   Terna Participacoes SA                                  1,926,381
                                                      262,000   Tractebel Energia SA                                    2,997,910
                                                                                                                    -------------
                                                                                                                       18,979,104
                  ---------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.5%         271,000   Weg SA                                                  2,874,368
                  ---------------------------------------------------------------------------------------------------------------
                  Food Products - 0.9%                675,647   JBS SA (c)                                              3,168,923
                                                      134,000   M Dias Branco SA                                        1,738,175
                                                                                                                    -------------
                                                                                                                        4,907,098
                  ---------------------------------------------------------------------------------------------------------------
                  Health Care Providers &              73,000   Diagnosticos da America SA                              1,636,733
                  Services - 0.6%                      64,000   Odontoprev SA                                           1,777,778
                                                                                                                    -------------
                                                                                                                        3,414,511
                  ---------------------------------------------------------------------------------------------------------------
                  Industrial Materials - 0.4%         487,000   Marcopolo SA                                            1,990,693
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance - 0.7%                    122,000   Porto Seguro SA                                         4,041,794
                  ---------------------------------------------------------------------------------------------------------------
                  Machinery - 0.6%                    248,000   Metalfrio Solutions SA (c)                              3,400,204
                  ---------------------------------------------------------------------------------------------------------------
                  Media - 0.9%                        357,000   NET Servicos de Comunicacao SA (Preference
                                                                Shares) (c)                                             5,322,248
                  ---------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 19.9%           1,992,000   Companhia Vale do Rio Doce (Preference 'A'
                                                                Shares) (a)(e)                                         83,166,000
                                                      126,000   Lupatech SA                                             2,674,771
                                                      488,000   Usinas Siderurgicas de Minas Gerais SA
                                                                (Preference 'A' Shares)                                29,011,376
                                                                                                                    -------------
                                                                                                                      114,852,147
                  ---------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.

Consolidated Schedule of Investments as of                     (in U.S. dollars)
August 31, 2007 (Unaudited)

                                                       Shares
Country           Industry                               Held   Common Stocks                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.6%             485,000   Lojas Americanas SA (Preference Shares)             $   3,955,148
                                                      292,000   Lojas Renner SA                                         5,064,608
                                                                                                                    -------------
                                                                                                                        9,019,756
                  ---------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 8.4%                    912,000   Petroleo Brasileiro SA (a)(e)                          48,545,760
                  ---------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable               329,000   Acucar Guarani SA (c)                                   1,861,315
                  Fuels - 0.3%
                  ---------------------------------------------------------------------------------------------------------------
                  Paper - 0.8%                        184,000   Suzano Bahia Sul Papel e Celulose SA                    2,503,976
                                                       95,590   Votorantim Celulose e Papel SA                          2,234,894
                                                                                                                    -------------
                                                                                                                        4,738,870
                  ---------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 0.3%              102,000   Profarma Distribuidora de Produtos
                                                                Farmaceuticos SA (c)                                    1,871,560
                  ---------------------------------------------------------------------------------------------------------------
                  Public Thoroughfares - 0.6%         214,000   Cia de Concessoes Rodoviarias                           3,706,279
                  ---------------------------------------------------------------------------------------------------------------
                  Real Estate - 3.1%                  514,000   Agra Empreendimentos Imobiliarios SA (c)                3,720,082
                                                      503,000   Cyrela Brazil Realty SA                                 4,819,776
                                                      189,000   Gafisa SA                                               2,215,596
                                                      107,000   LPS Brasil Consultoria de Imoveis SA (c)                1,377,039
                                                      143,000   Mrv Engenharia e Participacoes SA (c)                   2,332,314
                                                      178,000   PDG Realty SA Empreendimentos e Participacoes           2,295,311
                                                      126,000   Rodobens Negocios Imobiliarios SA                       1,303,670
                                                                                                                    -------------
                                                                                                                       18,063,788
                  ---------------------------------------------------------------------------------------------------------------
                  Software - 0.7%                     194,000   Datasul                                                 2,012,181
                                                       69,000   Totvs SA                                                2,110,092
                                                                                                                    -------------
                                                                                                                        4,122,273
                  ---------------------------------------------------------------------------------------------------------------
                  Transportation - 1.4%               684,000   All America Latina Logistica SA                         7,976,514
                  ---------------------------------------------------------------------------------------------------------------
                  Transportation                      253,000   Log-In Logistica Intermodal SA (c)                      1,657,008
                  Infrastructure - 0.8%               186,000   Tegma Gestao Logistica                                  2,682,875
                                                                                                                    -------------
                                                                                                                        4,339,883
                  ---------------------------------------------------------------------------------------------------------------
                  Water - 0.3%                        120,000   Companhia de Saneamento de Minas Gerais                 1,889,908
                  ---------------------------------------------------------------------------------------------------------------
                  Wireline                            158,000   GVT Holding SA (c)                                      3,060,143
                  Telecommunications - 0.5%
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Brazil                         372,266,125
---------------------------------------------------------------------------------------------------------------------------------
Chile - 5.6%      Airlines - 1.0%                     378,000   Lan Airlines SA (a)                                     6,066,900
                  ---------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.1%             128,000   Banco Santander Chile SA (a)                            6,092,800
                  ---------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.1%            84,500   Empresa Nacional de Electricidad SA (a)                 3,750,110
                                                      129,000   Enersis SA (a)                                          2,319,420
                                                                                                                    -------------
                                                                                                                        6,069,530
                  ---------------------------------------------------------------------------------------------------------------
                  Food & Staples                    1,540,000   Centros Comerciales Sudamericanos SA                    6,233,508
                  Retailing - 1.3%                    970,000   Ripley Corp. SA                                         1,301,976
                                                                                                                    -------------
                                                                                                                        7,535,484
                  ---------------------------------------------------------------------------------------------------------------
                  Paper - 0.3%                        117,000   Masisa SA (Preference Shares) (a)                       1,494,090
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.5%             501,000   La Polar SA                                             3,099,265
                  ---------------------------------------------------------------------------------------------------------------
                  Water - 0.3%                         78,000   Inversiones Aguas Metropolitanas SA (a)                 1,898,770
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Chile                           32,256,839
---------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.5%   Food Products - 0.5%                415,000   Almacenes Exito SA (a)(c)                               2,900,352
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Colombia                         2,900,352
---------------------------------------------------------------------------------------------------------------------------------
Mexico - 24.7%    Airports - 0.5%                      52,500   Grupo Aeroportuario del Pacifico, SA de CV (a)          2,649,675
                  ---------------------------------------------------------------------------------------------------------------
                  Banks - 0.9%                      1,213,000   Grupo Financiero Banorte, SA de CV Class O              4,947,430
                  ---------------------------------------------------------------------------------------------------------------
                  Beverages - 1.5%                    241,000   Fomento Economico Mexicano, SA de CV (a)                8,396,440
                  ---------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.

Consolidated Schedule of Investments as of                     (in U.S. dollars)
August 31, 2007 (Unaudited)

                                                       Shares
Country           Industry                               Held   Common Stocks                                           Value
---------------------------------------------------------------------------------------------------------------------------------
                  Broadcasting &                      591,000   Grupo Televisa, SA (a)                              $  15,401,460
                  Cable TV - 2.7%
                  ---------------------------------------------------------------------------------------------------------------
                  Building - Home                   1,348,000   Corporacion GEO, SA de CV Series B (c)                  7,013,070
                  Builders - 2.9%                     182,000   Desarrolladora Homex, SA de CV (a)(c)(e)               10,028,200
                                                                                                                    -------------
                                                                                                                       17,041,270
                  ---------------------------------------------------------------------------------------------------------------
                  Construction &                      460,000   Empresas ICA Sociedad Controladora, SA de CV (c)        2,541,195
                  Engineering - 0.4%
                  ---------------------------------------------------------------------------------------------------------------
                  Construction Materials - 2.0%       355,974   Cemex, SA de CV (a)(c)(e)                              11,494,400
                  ---------------------------------------------------------------------------------------------------------------
                  Diversified Financial               558,000   Banco Compartamos, SA de CV (c)                         2,892,921
                  Services - 0.5%
                  ---------------------------------------------------------------------------------------------------------------
                  Food & Staples                    1,460,000   Alsea SA                                                2,362,095
                  Retailing - 0.4%
                  ---------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.8%             542,000   Controladora Comercial Mexicana, SA de CV               1,508,148
                                                    2,576,000   Wal-Mart de Mexico, SA de CV                            9,164,144
                                                                                                                    -------------
                                                                                                                       10,672,292
                  ---------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.2%             321,000   Grupo Famsa, SAB de C.V. (c)                            1,439,888
                  ---------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication        1,036,000   America Movil, SA de CV (a)(e)                         62,636,560
                  Services - 10.9%
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Mexico                         142,475,626
---------------------------------------------------------------------------------------------------------------------------------
Panama - 0.4%     Airlines - 0.4%                      46,000   Copa Holdings SA Class A                                2,229,620
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Panama                           2,229,620
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks (Cost - $426,642,482) - 98.5%     567,708,917
                  ---------------------------------------------------------------------------------------------------------------
                                                                Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
United            Diversified Financial               412,000   Merrill Lynch Latin American Investment
Kingdom - 0.7%    Services - 0.7%                               Trust Plc (b)                                           3,736,053
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds  (Cost - $2,710,170) - 0.7%          3,736,053
                  ---------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest   Short-Term Securities
                  ---------------------------------------------------------------------------------------------------------------
                                                 $  5,026,276   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                                5.33% (b)(d)                                            5,026,276
                                                   87,333,050   BlackRock Liquidity Series, LLC Money Market
                                                                Series, 5.40% (b)(d)(f)                                87,333,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $92,359,326) - 16.0%                           92,359,326
                  ---------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $521,711,978*) - 115.2%     663,804,296

                                                                Liabilities in Excess of Other Assets - (15.2%)       (87,635,827)
                                                                                                                    -------------
                                                                Net Assets - 100.0%                                 $ 576,168,469
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 522,046,207
                                                                  =============
      Gross unrealized appreciation                               $ 147,581,335
      Gross unrealized depreciation                                  (5,823,246)
                                                                  -------------
      Net unrealized appreciation                                 $ 141,758,089
                                                                  =============

BlackRock Latin America Fund, Inc.

Consolidated Schedule of Investments as of                     (in U.S. dollars)
August 31, 2007 (Unaudited)

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Interest/
                                                                    Purchase              Sale          Realized         Dividend
      Affiliate                                                       Cost                Cost            Gain            Income
      ----------------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series            $  2,382,039 *          --               --         $   201,041
      BlackRock Liquidity Series, LLC Money Market Series          $ 19,794,900 *          --               --         $    58,882
      Merrill Lynch Latin America Investment Trust Plc                   --           $ 1,250,201      $  304,465      $    38,250
      ----------------------------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
(c)   Non-income producing security.
(d)   Represents the current yield as of August 31, 2007.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Latin America Fund, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Latin America Fund, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Latin America Fund, Inc.

Date: October 22, 2007